TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Income Tax Disclosure [Line Items]
Profit before income tax		$ 2,510	Rp 36,077	Rp 42,628	Rp 38,166
Less: income subject to final tax - net			(1,277)	(1,491)	(1,684)
Net			34,800	41,137	36,482
Income tax expense calculated at the Company’s applicable statutory tax rate of 20%			6,960	8,228	7,296
Difference in applicable statutory tax rate for subsidiaries			1,753	2,046	1,904
Non-deductible expenses			423	767	496
Final income tax expense			60	591	345
Deferred tax assets that cannot be utilized-net			(2)	4	56
Deferred tax assets on fixed assets revaluation for tax purpose				(1,796)	(1,415)
Others			172	118	335
Net Income Tax Expense	Rp 9,366	$ 652	Rp 9,366	Rp 9,958	Rp 9,017
The company
Income Tax Disclosure [Line Items]
Applicable tax rate		20.00%	20.00%	20.00%	20.00%
Subsidiaries
Income Tax Disclosure [Line Items]
Applicable tax rate		25.00%	25.00%	25.00%	25.00%